Results for the Year - Result Per Share (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the Year
Net profit	kr 5,522	kr 3,008	kr 4,758
Average number of shares outstanding	65,783,130	65,634,300	65,315,975
Average number of treasury shares	(395,829)	(238,663)	(136,969)
Average number of shares excl. treasury shares	65,387,301	65,395,637	65,179,006
Average number of share-based instruments, dilution	622,303	650,114	706,869
Average number of shares, diluted	66,009,604	66,045,751	65,885,875
Basic net profit per share	kr 84.45	kr 46.00	kr 73.00
Diluted net profit per share	kr 83.65	kr 45.54	kr 72.21
Warrants excluded from calculation of diluted net result per share	68,728	43,654	68,605
Warrants vested excluded from calculation of diluted net result per share	0	0